Related Party Balances and Transactions (Details) - Schedule of amount due from related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Accounts and other receivable – related party	$ 3,693	$ 822	$ 4,100
Accounts and other payables – related party	1,909	5,575	7,509
Yongbao Insurance agency Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable, Inter-transaction	$ 3,525		3,457
Accounts receivable, Relationship	Common shareholder
Accounts payables, Inter-transaction	$ 1,831	4,811	7,507
Accounts payables, Relationship	Common shareholder
Wang Yaxian [Member]
Related Party Transaction [Line Items]
Other receivables		613	643
Accounts receivable, Relationship	Shareholder of the Company
Other payables	$ 5	760
Accounts payables, Relationship	Shareholder of the Company
Kong Deyu [Member]
Related Party Transaction [Line Items]
Other receivables	$ 160	151
Accounts receivable, Relationship	Senior management of the Company
Li Xingliang [Member]
Related Party Transaction [Line Items]
Other receivables	$ 7
Accounts receivable, Relationship	CFO of the Company
Wang Yilin [Member]
Related Party Transaction [Line Items]
Other receivables	$ 1	58
Accounts receivable, Relationship	Director of China SOS
Other payables	$ 70	$ 4	$ 2
Accounts payables, Relationship	Director of China SOS
Bian Jingxue [Member]
Related Party Transaction [Line Items]
Other payables	$ 3
Accounts payables, Relationship	Senior management of the Company